[DECHERT LLP LETTERHEAD]

January 30, 2018

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Russell Investment Company (on behalf of the Multifactor U.S. Equity Fund)

Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 pursuant to Rule 488 of the Securities Act of 1933, as amended, for Russell Investment Company (“Registrant”). This Form N-14 is being filed in connection with a reorganization in which the Multifactor U.S. Equity Fund, a series of the Registrant, will acquire all of the assets of the U.S. Large Cap Equity Fund, a series of the Registrant, in exchange for shares of the Multifactor U.S. Equity Fund and the assumption by the Multifactor U.S. Equity Fund of the liabilities of the U.S. Large Cap Equity Fund.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 617.728.7171 or John V. O’Hanlon at 617.728.7111.

Sincerely,

/s/ Nicholas S. Di Lorenzo
Nicholas S. Di Lorenzo

Attachments

cc:	Mary Beth Rhoden Albaneze, Esq.

John V. O’Hanlon, Esq.